UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10599
Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio                                                                                    as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Auto Related — 2.6%
BorgWarner, Inc.	26,500	$1,460,945
		$1,460,945
Cement — 2.3%
Lafarge North America, Inc.	20,500	1,263,210
		$1,263,210
Chemical — 2.8%
RPM International, Inc.	82,500	1,559,250
		$1,559,250
Computer/Communications Related — 1.6%
International Rectifier Corp. (1)	23,800	865,606
		$865,606
Construction/Engineering — 1.8%
Granite Construction, Inc.	24,000	971,520
		$971,520
Electrical Equipment — 3.4%
Belden CDT, Inc.	70,500	1,910,550
		$1,910,550
Electronics — 3.4%
Bel Fuse, Inc. Class B	30,400	1,132,096
Technitrol, Inc.	38,000	773,680
		$1,905,776
Energy — 10.8%
Cimarex Energy Co. (1)	14,500	660,620
Newfield Exploration Co. (1)	23,200	1,215,680
Piedmont Natural Gas Co., Inc.	74,000	1,794,500
Questar Corp.	18,000	1,466,640
Remington Oil and Gas Corp. (1)	19,300	864,640
		$6,002,080
Energy/Oilfield Services — 6.6%
Grey Wolf, Inc. (1)	126,400	1,112,320
Maverick Tube Corp. (1)	52,900	2,531,265
		$3,643,585
Food Wholesalers/Retailers — 3.7%
Nash Finch Co.	26,600	787,360
Performance Food Group Co. (1)	26,900	741,633
SUPERVALU, Inc.	16,500	526,845
		$2,055,838

1

Household Products — 9.1%
Chattem, Inc. (1)	15,000	$600,750
Church & Dwight Co., Inc.	65,000	2,392,000
Prestige Brands Holdings, Inc. (1)	92,000	1,143,560
Tupperware Corp.	40,000	888,000
		$5,024,310
Industrial Products — 10.6%
A.O. Smith Corp.	46,500	2,003,685
Albany International Corp., Class A	43,000	1,591,000
CLARCOR, Inc.	22,000	749,760
Teleflex, Inc.	24,500	1,545,215
		$5,889,660
Insurance — 6.4%
IPC Holdings Ltd.	29,100	793,266
Protective Life Corp.	35,500	1,595,725
Scottish Re Group Ltd.	46,000	1,132,520
		$3,521,511
Medical Services/Supplies — 9.7%
CONMED Corp. (1)	44,000	1,040,160
Owens & Minor, Inc.	47,500	1,486,750
PolyMedica Corp.	40,000	1,588,800
West Pharmaceutical Services, Inc.	40,500	1,236,465
		$5,352,175
Packaging — 3.5%
AptarGroup, Inc.	34,000	1,918,960
		$1,918,960
Restaurant — 4.3%
Applebee’s International, Inc.	28,500	683,145
CBRL Group, Inc.	17,200	755,080
Landry’s Restaurants, Inc.	30,700	940,648
		$2,378,873
Retailing — 4.1%
BJ’s Wholesale Club, Inc. (1)	45,000	1,446,300
Claire’s Stores, Inc.	26,800	848,488
		$2,294,788
Telecommunications — 1.2%
InPhonic, Inc. (1)	76,200	641,604
		$641,604
Toy — 2.4%
RC2 Corp. (1)	38,500	1,342,495
		$1,342,495

2

Transportation — 7.1%
Arkansas Best Corp.	40,500	$1,733,805
Offshore Logistics, Inc. (1)	28,500	1,023,150
OMI Corp.	31,500	553,140
YRC Worldwide, Inc. (1)	12,800	637,952
		$3,948,047
Total Common Stocks (identified cost $36,851,634)		$53,950,783
Total Investments — 97.4% (identified cost $36,851,634)		$53,950,783
Other Assets, Less Liabilities — 2.6%		$1,467,926
Net Assets — 100.0%		$55,418,709

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,851,634
Gross unrealized appreciation	$17,357,121
Gross unrealized depreciation	(257,972)
Net unrealized appreciation	$17,099,149

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	March 17, 2006
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	March 17, 2006